SCHEDULE OF OTHER RECEIVABLES (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Deposits		$ 15,562	$ 15,232
Due from key management personnel			1,259
Prepayments		45,163	138,014
Prepaid initial public offering expenses		219,664	178,857
Prepaid consumables		576,173	431,582
Sundry receivables		57,582	4,031
Total	$ 681,994	$ 914,144	$ 768,975